Main BuyWrite Fund

Class I Shares – BUYWX

a Series of Northern Lights Fund Trust IV

(the “Fund”)

Supplement dated August 5, 2022

to the Prospectus and Summary Prospectus dated February 28, 2022, as supplemented March 31, 2022, and the Statement of Additional Information (“SAI”) dated February 28, 2022

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Class A Shares and Class C Shares of the Fund have never commenced operations or been made available for sale. Effective immediately, all references to Class A Shares and Class C Shares of the Fund are removed from the Fund’s Prospectus, Summary Prospectus and SAI. Only Class I Shares of the Fund are available for sale.

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You should read this Supplement in conjunction with the Fund’s Prospectus and Summary Prospectus each dated February 28, 2022, as supplemented March 31, 2022 and SAI dated February 28, 2022, that provide information that you should know about the Fund before investing. The Fund’s Prospectus and SAI and Summary Prospectus have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.mainmgtfunds.com or by calling 1-855-907-3373.